The Company (Tables)	9 Months Ended
Sep. 30, 2013
Disclosure Text Block [Abstract]
Schedule of Allocation of Proceeds from Private Placement [Table Text Block]
Security / Account	Allocated Fair Value	Issuance Costs	Reallocation	Final Allocation

Shares of common stock	$8,508,451	$(2,186,972)	$(6,321,479)	$—
Series 1 Convertible Preferred Stock	2,351,376	(604,387)	—	1,746,989
Warrants	4,177,673	—	—	4,177,673
Common stock at par value	—	—	5,894	5,894
Additional paid-in capital	—	—	6,315,585	6,315,585

Total	$15,037,500	$(2,791,359)	$—	$12,246,141